Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants
Schedule of Black-Scholes Option Pricing Model

March 20, 2024
Closing stock price	$10,394,480
Contractual exercise price	$9,540,000
Risk-free rate	4.41%
Estimated volatility	78.5%
Time period to expiration	3 Years
April 20, 2024
Closing stock price	$9,359,532
Contractual exercise price	$9,360,000
Risk-free rate	4.81%
Estimated volatility	78.3%
Time period to expiration	3 Years